Loans Payable	12 Months Ended
Dec. 31, 2012
Loans Payable
6.	Loans Payable

Long-term debt as of December 31, 2012 and 2011, consists of the following:

	2012	2011
Related Party Loan	$—	$2,105,241
Bank Loan	3,000,000	—

Total loans payable	3,000,000	2,105,241
Less: Current portion of loans payable	(1,200,000)	(2,105,241)

Loans payable, less current portion	$1,800,000	$—

Related Party Loan

In December 2011, certain of the Company’s existing investors purchased $2,576,610 of Convertible Promissory Notes (the “Notes”) pursuant to a Note and Warrant Purchase Agreement (the “Note Agreement”) under which $2,423,390 of additional Notes could be purchased for a total $5,000,000. The Notes bore interest at 8% compound annually and were due upon the earlier of a) a Sale Transaction (as defined in the Note Agreement), b) a liquidation or winding up of the Company or c) on demand of the holders of at least a majority of the principal amount outstanding under the Notes made any time after July 1, 2012. The Notes and accrued interest automatically convert upon a Qualified Financing (as defined in the Note Agreement) at a conversion price equal to the price per share of the securities sold in the Qualified Financing. Prior to a Qualified Financing, the Notes and accrued interest were convertible into shares of the Company’s previously outstanding Series D Preferred Stock (“Series D”) at $5.21 per share upon written notice of holders of at least a majority of the principal outstanding under the Notes.

The Company issued warrants to purchase 123,585 shares of Series D at $5.21 per share with a contractual life of 7 years in connection with the December 2011 Note purchase. The estimated fair value of the warrants of $549,317 was recorded as an original issue discount that was netted against the carrying value of the Notes and was amortized to interest expense using the effective interest method. During 2011, the Company recognized $68,655 of interest expense. Upon a Qualified Financing, the number and exercise price of the warrants would be adjusted based on the price of the securities sold in the Qualified Financing such that the fair value of the adjusted warrant would equal the fair value of the original warrant. Given the warrants were adjustable for a variable number of equity instruments for a fixed monetary amount, the warrants were initially recorded as a liability based on ASC Topic 480: Distinguishing Liabilities from Equity.

Under the Note Agreement, a portion of the remaining Notes were considered Preference Notes that contained the same terms and conditions as the Notes, but provided that in addition to the repayment of the outstanding principal, an additional return payment of four times the original principal balance of the Preference Note was required. During 2012, investors purchased the remaining $2,423,390 of Notes, of which $423,390 were Preference Notes. In conjunction with the purchase of the remaining Notes in 2012, the Company issued an additional 116,236 warrants with the same terms as the December 2011 warrants which had an estimated fair value of $513,809 which was recorded as original issue discount.

In August 2012, immediately prior to the closing of the Company’s private placement of common stock (see note 7), the $5,000,000 of Notes and accrued interest of $148,584 were converted into 915,304 shares of common stock using the conversion price of $5.625 per share which was equal to the common stock offering price in the private placement. The four time additional return on the Preference Notes of $1,693,560 was converted into 324,912 shares of common stock using a conversion price of $5.21 per share per the Omnibus Agreement, which was lower than the common stock offering price in the private placement. The four time additional return of $1,693,560 was recorded as additional interest expense. In addition, the Company recorded $994,471 of interest expense during 2012 for amortization of the remaining original issue discount.

After considering the allocation of the gross proceeds between the fair value of the warrants and the Notes, the Notes contained a contingent beneficial conversion option as the effective conversion price of the Notes was below the price paid by new investors in the private placement. The value of the contingent beneficial conversion option of $1,221,452 was recorded as additional interest expense with a corresponding increase to additional paid in capital. In addition, an incremental beneficial conversion option of $134,071 was recorded as the four time additional return on Preference Notes converted at a lower price per share than was used for the Notes which was recorded as additional interest expense with a corresponding increase to additional paid in capital.

Upon the conversion of the Notes into common stock, the $1,063,126 carrying value of the warrants (which became warrants to purchase common stock) were reclassified from a liability to stockholders’ equity as the number of shares exercisable under the warrants became fixed and no longer subject to adjustment for a fixed monetary amount.

Subsequent to the original issuance of the December 31, 2011 consolidated financial statements, management identified a material error with regards to the classification and valuation of warrants issued in connection with the December 2011 Notes. The correction of the material error resulted in the reclassification of $77,005 from warrants to warrant liability and an additional amount accrued to warrant liability of $472,312 in connection with a valuation error. In addition, interest expense in the consolidated statement of loss and comprehensive loss decreased by $8,450, which represented the change in accretion of the warrant discount in connection with the Notes. There was no material impact to net loss attributable to common stockholders, basic and diluted EPS, and the consolidated statement of cash flows.

Bank Loan

In June 2012 the Company entered in to a Loan and Security Agreement with a bank under which the Company can draw up to $3,000,000 until December 15, 2012. In June 2012 the Company borrowed $1,000,000 and in August 2012, the Company borrowed the remaining available balance of $2,000,000. The loan bears interest at a rate of 5.5%, with interest only payable for the first six months until December 15, 2012, after which monthly payments of principal and interest are due for a thirty month period.

In connection with this loan, a lien has been placed on scientific equipment with a net book value of $1.2 million. In connection with the loan, the Company issued warrants to purchase 17,267 shares of common stock at an exercise price of $ 5.21 per share. The estimated fair value of the warrants of $10,487 was expensed to non-cash financing costs with a corresponding credit to warrants. The Company estimated the fair value of the warrants using the Black Scholes model with a risk-free rate of 0.5%, dividend yield of 0%, volatility of 88% and a contractual life of 7 years.